FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
FAIR VALUE MEASUREMENTS
Initial measurement on January 10, 2023 - Issuance	$ 430,021
Change in Fair Value	(43,101)	$ 210,365
Fair value as of March 31, 2023	$ 386,920	$ 597,285